ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2015
Allowance for doubtful receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS
Schedule of movement of the allowance for doubtful accounts

	At December 31,
	2013	2014	2015
	$	$	$
Balance, beginning of the year	106,825,173	97,057,810	69,905,290
Allowance made (reversed) during the year	257,932	(7,380,299)	(12,952,252)
Amount written-off against allowance	(10,025,295)	(19,772,221)	(4,221,610)

Balance, end of the year	97,057,810	69,905,290	52,731,428